Condensed Consolidated Statements of Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014
OPERATING EXPENSES
Amortization	$ 996	$ 1,356	$ 2,075	$ 2,822	$ 5,985	$ 8,377
Management and consulting fees	65,683	18,241	97,201	93,236	414,180	229,109
Mineral property expenditures	850,021	356,469	1,534,536	654,084	1,981,733	1,848,128
General and miscellaneous	134,143	79,765	292,053	154,148	357,405	307,672
Professional fees	117,977	252,725	273,122	363,275	677,182	192,098
[us-gaap:OperatingExpenses]	(1,168,820)	(708,556)	(2,198,987)	(1,267,565)	(3,436,485)	(2,585,384)
OTHER (EXPENSES) INCOME
Foreign exchange (loss) gain	$ (1,808)	$ (913)	285	$ 1,539	$ 3,563	10,435
Loss on settlement of liabilities			(31,512)			400,626
Accretion expense	$ (90,353)	$ (27,066)	(163,032)	$ (48,742)	$ (136,189)	(25,026)
Interest expense	(287,896)	(158,809)	(536,347)	(312,102)	(683,765)	(372,968)
Change in fair value of derivative liabilities	436,080	1,191,275	157,329	1,975,705	2,246,040	(2,692,112)
(LOSS) INCOME FOR THE PERIOD	$ (1,112,797)	$ 295,931	$ (2,772,264)	$ 348,835	$ (2,006,836)	$ (6,065,681)
Loss per share - basic and diluted	$ (0.01)	$ 0	$ (0.03)	$ 0	$ (0.03)	$ (0.09)
Weighted average number of shares outstanding	82,608,710	77,184,506	81,283,822	76,651,085	77,666,169	71,207,078